Segment information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Reportable Segments

Table IV — Segment Information
(Millions of dollars)
Reportable Segments
	External sales and revenues	Inter- segment sales and revenues	Total sales and revenues	Depreciation and amortization	Segment profit	Segment assets at December 31	Capital expenditures
2012
Construction Industries	$19,334	$470	$19,804	$565	$1,789	$10,393	$1,045
Resource Industries	21,158	1,117	22,275	694	4,318	13,455	1,143
Power Systems	21,122	2,407	23,529	604	3,434	9,323	960
Machinery and Power Systems	$61,614	$3,994	$65,608	$1,863	$9,541	$33,171	$3,148
Financial Products Segment	3,090	—	3,090	708	763	36,563	1,660
Total	$64,704	$3,994	$68,698	$2,571	$10,304	$69,734	$4,808

2011
Construction Industries	$19,667	$575	$20,242	$526	$2,056	$7,942	$915
Resource Industries	15,629	1,162	16,791	463	3,334	12,292	717
Power Systems	20,114	2,339	22,453	544	3,053	8,748	834
Machinery and Power Systems	$55,410	$4,076	$59,486	$1,533	$8,443	$28,982	$2,466
Financial Products Segment	3,003	—	3,003	710	587	31,747	1,191
Total	$58,413	$4,076	$62,489	$2,243	$9,030	$60,729	$3,657

2010
Construction Industries	$13,572	$674	$14,246	$515	$783	$6,927	$576
Resource Industries	8,667	894	9,561	281	1,789	3,892	339
Power Systems	15,537	1,684	17,221	502	2,288	8,321	567
Machinery and Power Systems	$37,776	$3,252	$41,028	$1,298	$4,860	$19,140	$1,482
Financial Products Segment	2,946	—	2,946	715	429	30,346	960
Total	$40,722	$3,252	$43,974	$2,013	$5,289	$49,486	$2,442

Reconciliation of Sales and revenues:

Reconciliation of Sales and Revenues:
(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidating Adjustments		Consolidated Total
2012
Total external sales and revenues from reportable segments	$61,614	$3,090	$—		$64,704
All other operating segment	1,501	—	—		1,501
Other	(47)	70	(353)	[1]	(330)
Total sales and revenues	$63,068	$3,160	$(353)		$65,875

2011
Total external sales and revenues from reportable segments	$55,410	$3,003	$—		$58,413
All other operating segment	2,021	—	—		2,021
Other	(39)	54	(311)	[1]	(296)
Total sales and revenues	$57,392	$3,057	$(311)		$60,138

2010
Total external sales and revenues from reportable segments	$37,776	$2,946	$—		$40,722
All other operating segment	2,156	—	—		2,156
Other	(65)	40	(265)	[1]	(290)
Total sales and revenues	$39,867	$2,986	$(265)		$42,588

[1]	Elimination of Financial Products revenues from Machinery and Power Systems.

Reconciliation of Profit before taxes:

Reconciliation of consolidated profit before taxes:
(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidated Total
2012
Total profit from reportable segments	$9,541	$763	$10,304
All other operating segment	1,014	—	1,014
Cost centers	17	—	17
Corporate costs	(1,517)	—	(1,517)
Timing	(298)	—	(298)
Methodology differences:
Inventory/cost of sales	43	—	43
Postretirement benefit expense	(696)	—	(696)
Financing costs	(474)	—	(474)
Equity in profit of unconsolidated affiliated companies	(14)	—	(14)
Currency	108	—	108
Interest rate swap	2	—	2
Other income/expense methodology differences	(251)	—	(251)
Other methodology differences	(19)	17	(2)
Total consolidated profit before taxes	$7,456	$780	$8,236

2011
Total profit from reportable segments	$8,443	$587	$9,030
All other operating segment	837	—	837
Cost centers	14	—	14
Corporate costs	(1,174)	—	(1,174)
Timing	(203)	—	(203)
Methodology differences:
Inventory/cost of sales	21	—	21
Postretirement benefit expense	(670)	—	(670)
Financing costs	(408)	—	(408)
Equity in profit of unconsolidated affiliated companies	24	—	24
Currency	(315)	—	(315)
Interest rate swap	(149)	—	(149)
Other income/expense methodology differences	(273)	—	(273)
Other methodology differences	(42)	33	(9)
Total consolidated profit before taxes	$6,105	$620	$6,725

2010
Total profit from reportable segments	$4,860	$429	$5,289
All other operating segment	720	—	720
Cost centers	(11)	—	(11)
Corporate costs	(987)	—	(987)
Timing	(185)	—	(185)
Methodology differences:
Inventory/cost of sales	(13)	—	(13)
Postretirement benefit expense	(640)	—	(640)
Financing costs	(314)	—	(314)
Equity in profit of unconsolidated affiliated companies	24	—	24
Currency	6	—	6
Interest rate swap	(10)	—	(10)
Other income/expense methodology differences	(131)	—	(131)
Other methodology differences	(16)	18	2
Total consolidated profit before taxes	$3,303	$447	$3,750

Reconciliation of Assets:

Reconciliation of Assets:
(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidating Adjustments	Consolidated Total
2012
Total assets from reportable segments	$33,171	$36,563	$—	$69,734
All other operating segment	1,499	—	—	1,499
Items not included in segment assets:
Cash and short-term investments	3,306	—	—	3,306
Intercompany receivables	303	—	(303)	—
Investment in Financial Products	4,433	—	(4,433)	—
Deferred income taxes	3,926	—	(516)	3,410
Goodwill, intangible assets and other assets	3,813	—	—	3,813
Operating lease methodology difference	(329)	—	—	(329)
Liabilities included in segment assets	11,293	—	—	11,293
Inventory methodology differences	(2,949)	—	—	(2,949)
Other	(182)	(107)	(132)	(421)
Total assets	$58,284	$36,456	$(5,384)	$89,356

2011
Total assets from reportable segments	$28,982	$31,747	$—	$60,729
All other operating segment	2,035	—	—	2,035
Items not included in segment assets:
Cash and short-term investments	1,829	—	—	1,829
Intercompany receivables	75	—	(75)	—
Investment in Financial Products	4,035	—	(4,035)	—
Deferred income taxes	4,109	—	(533)	3,576
Goodwill, intangible assets and other assets	4,461	—	—	4,461
Operating lease methodology difference	(511)	—	—	(511)
Liabilities included in segment assets	12,088	—	—	12,088
Inventory methodology differences	(2,786)	—	—	(2,786)
Other	362	(194)	(143)	25
Total assets	$54,679	$31,553	$(4,786)	$81,446

2010
Total assets from reportable segments	$19,140	$30,346	$—	$49,486
All other operating segment	2,472	—	—	2,472
Items not included in segment assets:
Cash and short-term investments	1,825	—	—	1,825
Intercompany receivables	618	—	(618)	—
Investment in Financial Products	4,275	—	(4,275)	—
Deferred income taxes	3,745	—	(519)	3,226
Goodwill, intangible assets and other assets	1,511	—	—	1,511
Operating lease methodology difference	(567)	—	—	(567)
Liabilities included in segment assets	8,758	—	—	8,758
Inventory methodology differences	(2,913)	—	—	(2,913)
Other	627	(233)	(172)	222
Total assets	$39,491	$30,113	$(5,584)	$64,020

Reconciliation of Depreciation and amortization

Reconciliation of Depreciation and amortization:
(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidated Total
2012
Total depreciation and amortization from reportable segments	$1,863	$708	$2,571
Items not included in segment depreciation and amortization:
All other operating segment	168	—	168
Cost centers	89	—	89
Other	(38)	23	(15)
Total depreciation and amortization	$2,082	$731	$2,813

2011
Total depreciation and amortization from reportable segments	$1,533	$710	$2,243
Items not included in segment depreciation and amortization:
All other operating segment	172	—	172
Cost centers	77	—	77
Other	20	15	35
Total depreciation and amortization	$1,802	$725	$2,527

2010
Total depreciation and amortization from reportable segments	$1,298	$715	$2,013
Items not included in segment depreciation and amortization:
All other operating segment	194	—	194
Cost centers	97	—	97
Other	(16)	8	(8)
Total depreciation and amortization	$1,573	$723	$2,296

Reconciliation of Capital expenditures

Reconciliation of Capital expenditures:
(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidating Adjustments	Consolidated Total
2012
Total capital expenditures from reportable segments	$3,148	$1,660	$—	$4,808
Items not included in segment capital expenditures:
All other operating segment	359	—	—	359
Cost centers	175	—	—	175
Timing	(71)	—	—	(71)
Other	(176)	136	(155)	(195)
Total capital expenditures	$3,435	$1,796	$(155)	$5,076

2011
Total capital expenditures from reportable segments	$2,466	$1,191	$—	$3,657
Items not included in segment capital expenditures:
All other operating segment	343	—	—	343
Cost centers	146	—	—	146
Timing	(211)	—	—	(211)
Other	(98)	163	(76)	(11)
Total capital expenditures	$2,646	$1,354	$(76)	$3,924

2010
Total capital expenditures from reportable segments	$1,482	$960	$—	$2,442
Items not included in segment capital expenditures:
All other operating segment	285	—	—	285
Cost centers	105	—	—	105
Timing	(180)	—	—	(180)
Other	(29)	32	(69)	(66)
Total capital expenditures	$1,663	$992	$(69)	$2,586

Information about Geographic Areas:
Information about Geographic Areas:

					Property, plant and equipment - net
	External sales and revenues [1]				December 31,
(Millions of dollars)	2012		2011	2010	2012	2011	2010
Inside United States	$20,305		$18,004	$13,674	$8,573	$7,388	$6,427
Outside United States	45,570	[2]	42,134	28,914	7,888	7,007	6,112	[3]
Total	$65,875		$60,138	$42,588	$16,461	$14,395	$12,539

[1]	Sales of machinery and power systems are based on dealer or customer location. Revenues from services provided are based on where service is rendered.

[2]	The only country with greater than 10 percent of external sales and revenues for any of the periods presented, other than the United States, is Australia with $6,822 million as of December 31, 2012.

[3]
The only country with greater than 10 percent of total property, plant and equipment - net for any of the periods presented, other than the United States, is Japan with $1,266 million as of December 31, 2010.